Consolidated Condensed Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 1,931,302
Adjustments to reconcile net income to net cash used in operating activities
Net cash used in operating activities	(1,726,910)
Cash flows from investing activities:
Net cash provided by (used in) investing activities	858,398
Cash flows from financing activities:
Net cash provided by (used in) financing activities
Cash at beginning of period	1,100,031
Cash at end of period	231,519	$ 1,100,031
Southland Holdings [Member]
Cash flows from operating activities:
Net income	62,650,000	41,530,000	$ 30,152,000
Adjustments to reconcile net income to net cash used in operating activities
Depreciation and amortization	45,697,000	47,468,000	39,370,000
Deferred taxes	(2,103,000)	(271,000)	476,000
Gain on sale of assets	(3,377,000)	(5,168,000)	(2,562,000)
Foreign currency remeasurement loss (gain)	548,000	136,000	(6,000)
(Earnings) loss from equity method investments	(9,299,000)	(7,239,000)	(700,000)
TZC investment present value accretion	(2,355,000)	(2,265,000)	(552,000)
Gain on trading securities, net	(260,000)	(1,145,000)	(2,354,000)
(Increase) decrease in accounts receivable	(18,432,000)	(7,412,000)	15,739,000
Increase in contract assets	(138,677,000)	(2,116,000)	(58,523,000)
Increase in prepaid expenses and other current assets	(1,293,000)	(765,000)	(10,016,000)
(Increase) decrease in ROU assets	(1,315,000)	5,990,000	(8,443,000)
(Decrease) increase in accounts payable and accrued expenses	(13,546,000)	26,480,000	(752,000)
Increase (decrease) in contract liabilities	20,049,000	(188,654,000)	(59,945,000)
Increase (decrease) in operating lease liabilities	1,264,000	(5,974,000)	8,219,000
Other	(5,753,000)	8,832,000	(274,000)
Net cash used in operating activities	(66,202,000)	(90,573,000)	(50,171,000)
Cash flows from investing activities:
Purchase of fixed assets	(4,765,000)	(18,797,000)	(30,995,000)
Proceeds from sale of fixed assets	10,064,000	11,251,000	7,232,000
Loss on investment in limited liability company	336,000	248,000
Purchase of interest in limited liability company			(534,000)
Purchase of trading securities		(391,000)	(743,000)
Proceeds from the sale of trading securities	927,000	175,000	4,645,000
Purchase of interest of other investments		(150,000)
Receipt of funds from sureties			231,893,000
Acquisitions, net of cash acquired			(5,038,000)
Capital contribution to investees	(1,000,000)	(835,000)	(10,643,000)
Net cash provided by (used in) investing activities	5,562,000	(8,499,000)	195,817,000
Cash flows from financing activities:
Borrowings on line of credit	75,000,000	67,000,000	57,000,000
Payments on line of credit		(82,000,000)	(77,000,000)
Borrowings on notes payable	281,000	206,172,000	34,370,000
Payments on notes payable	(42,934,000)	(153,587,000)	(51,185,000)
Payments of deferred financing costs		(260,000)	(45,000)
Advances to related parties	(1,603,000)	(1,571,000)	(836,000)
Payments from related parties	5,000	1,260,000	74,000
Other			150,000
Payments on finance lease	(8,157,000)	(4,716,000)	(4,124,000)
Capital contributions from noncontrolling members		926,000
Distributions	(2,457,000)	(2,620,000)	(6,169,000)
Preferred stock dividends			(188,000)
Net cash provided by (used in) financing activities	20,135,000	30,604,000	(47,953,000)
Effect of exchange rate on cash	1,254,000	(686,000)	968,000
Net (decrease) increase in cash and cash equivalents and restricted cash	(39,251,000)	(69,154,000)	98,661,000
Cash at beginning of period	111,242,000	180,396,000	81,735,000
Cash at end of period	71,991,000	111,242,000	180,396,000
Supplemental cash flow information
Cash paid for income taxes	10,392,000	14,093,000	1,851,000
Cash paid for interest	9,044,000	7,519,000	8,580,000
Non-cash investing and financing activities:
Lease assets obtained in exchange for new leases	19,558,000	16,051,000	35,333,000
Assets obtained in exchange for notes payable	$ 4,091,000